SEPARATE ACCOUNT B

                     Golden American Life Insurance Company

                     Supplement dated September 25, 2001 to
           Supplement Dated July 13, 2001 to July 13, 2001 Prospectus


All references in the prospectus supplement dated July 13, 2001 to the end of the offering period for GET N shares are hereby amended. The offering period will run from July 13, 2001 through September 17, 2001.


This supplement should be retained with your prospectus.

































                                                                        09/25/01